PREPAID EXPENSES AND OTHER ASSETS - Disclosure of prepayments and other assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Prepaid Expenses And Other Assets [Abstract]
Prepaid expenses	$ 1,735	$ 1,464
Foreign exchange forward contracts designated as cash flow hedges	229	0
Loyalty reward currency inventory	189	2,154
Prepaid expenses and current portion of other assets	2,153	3,618
Non-current portion of loyalty reward currency inventory	216	0
Other assets	$ 216	$ 0